UNAUDITED CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Current assets:
Cash and cash equivalents	$ 29,682	$ 38,037	$ 7,685
Accounts receivable, net of allowance of doubtful accounts	16,159	18,194	29,346
Inventory, net	5,631	6,171	3,865
Prepaid expenses and other current assets	2,167	2,414	2,487
Total current assets	53,639	64,816	43,383
Property and equipment, net	3,180	3,381	2,382
Right-of-use asset	2,659	3,010	2,899
Other long-term assets	510	505	2,706
Total assets	59,988	71,712	51,370
Current liabilities:
Accounts payable	11,944	10,379	5,809
Current portion of term loan	38,957	38,643	53,360
Current portion of lease liabilities	814	908	905
Accrued expenses and other current liabilities	14,506	15,495	15,793
Total current liabilities	66,221	65,425	75,867
Convertible notes payable, net of discounts			3,103
Public warrant liabilities	3,329	5,943
Revenue Interest Financing liability	35,000	36,200
Earn-out liabilities	9,800	23,990
Lease liabilities, net of current portion	2,011	2,306	2,163
Other liabilities	9,789	8,335	2,551
Total liabilities	126,150	142,199	83,684
Commitments and Contingencies (Note 16)
Stockholders' deficit:
Preferred stock, $0.0001 par value	0	0	0
Common stock, $0.0001 par value	5	5	3
Additional paid-in capital	143,946	143,007	99,875
Accumulated other comprehensive loss	(2,900)	(700)
Accumulated deficit	(207,213)	(212,799)	(132,192)
Total stockholders' deficit	(66,162)	(70,487)	(32,314)
Total liabilities and stockholders' deficit	$ 59,988	$ 71,712	$ 51,370